UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			77 College Street, 4th Floor
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			08-14-2012
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	78
Form 13F Information Table Value Total: 	177974

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	2819		172745		SOLE		164895			7850
Abbott Laboratories			COM			002824100	234		3632		SOLE		2732			900
Accenture				SHS CLASS A		G1151C101	6817		113447		SOLE		106707			6740
Adobe Systems				COM			00724F101	3999		123535		SOLE		116270			7265
Advanced Energy				COM			007973100	2088		155625		SOLE		149075			6550
Agco					COM			001084102	5299		115869		SOLE		109404			6465
Agnico Eagle Mines			COM			008474108	379		9375		SOLE		9375			0
Altria Group				COM			02209S103	270		7817		SOLE		7817			0
Anadarko Petroleum			COM			032511107	2416		36500		SOLE		35050			1450
Bank of America				COM			060505104	599		73263		SOLE		70363			2900
Barrick Gold				COM			067901108	3096		82415		SOLE		78380			4035
Best Buy				COM			086516101	3316		158200		SOLE		147640			10560
Capitol Federal Financial		COM			14057J101	2625		220972		SOLE		203094			17878
Chart Industries			COM PAR $.01		16115Q308	5645		82100		SOLE		77665			4435
ChevronTexaco				COM			166764100	1224		11605		SOLE		11605			0
Cisco Systems				COM			17275R102	5286		307879		SOLE		287454			20425
Coca-Cola				COM			191216100	236		3023		SOLE		2490			533
Covidien				SHS			G2554F113	4073		76129		SOLE		71494			4635
Deckers Outdoor				COM			243537107	1793		40740		SOLE		39195			1545
Devon Energy				COM			25179M103	4231		72953		SOLE		69636			3317
Dominion Resources			COM			25746U109	216		4000		SOLE		4000			0
DuPont					COM			263534109	241		4761		SOLE		4261			500
Eastman Chemical			COM			277432100	295		5866		SOLE		5866			0
Eaton Vance Sr. Floating Rate		COM			27828Q105	203		13245		SOLE		13245			0
Ecolab					COM			278865100	701		10235		SOLE		10235			0
Eldorado Gold				COM			284902103	148		12000		SOLE		12000			0
Emerson Electric			COM			291011104	319		6848		SOLE		6848			0
Esco Technologies			COM			296315104	5032		138095		SOLE		130525			7570
Exxon Mobil				COM			30231G102	2414		28205		SOLE		24911			3294
General Electric			COM			369604103	880		42204		SOLE		37087			5117
General Mills				COM			370334104	815		21140		SOLE		21140			0
General Motors				COM			37045V100	1158		58708		SOLE		54410			4298
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	3796		114325		SOLE		107855			6470
Goldcorp				COM			380956409	225		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	6983		320605		SOLE		304715			15890
Hugoton Royalty Trust			UNIT BEN INT		444717102	950		121665		SOLE		115435			6230
Imperial Oil				COM			453038408	209		5000		SOLE		5000			0
ING Prime Rate Trust			COM NEW			44977W106	103		17925		SOLE		17925			0
International Business Machine		COM			459200101	685		3501		SOLE		3235			266
J. M. Smucker				COM NEW			832696405	286		3783		SOLE		3720			63
Japan Smaller Cap Fund			COM			47109U104	239		32344		SOLE		30010			2334
Johnson & Johnson			COM			478160104	403		5961		SOLE		5361			600
Kinross Gold				COM NO PAR		496902404	2208		270965		SOLE		259755			11210
Kraft Foods				CL A 			50075N104	224		5810		SOLE		5810			0
Ladenburg Thalmann Financial S		COM			50575Q102	46		30000		SOLE		30000			0
Layne Christensen			COM			521050104	6827		329965		SOLE		311100			18865
LSB Industries				COM			502160104	6270		202857		SOLE		191027			11830
M.S. Emerging Markets Debt Fun		COM			61744H105	138		12440		SOLE		12440			0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2530		56520		SOLE		53420			3100
MFS Charter Income Trust		SH BEN INT		552727109	107		10900		SOLE		8900			2000
MFS Multi Market Income			SH BEN INT		552737108	78		11000		SOLE		11000			0
Microsoft				COM			594918104	7066		230981		SOLE		218044			12937
Monmouth Real Estate Investmen		CL A 			609720107	3374		287875		SOLE		260675			27200
National Oilwell Varco			COM			637071101	5961		92498		SOLE		87168			5330
Newmont Mining				COM			651639106	2463		50767		SOLE		48252			2515
NTT Docomo				SPONS ADR		62942M201	3871		232469		SOLE		219369			13100
Old Republic International		COM			680223104	1992		240315		SOLE		219110			21205
Overhill Farms				COM			690212105	2317		589605		SOLE		569605			20000
Penn West Petroleum Ltd			COM			707887105	667		49795		SOLE		46695			3100
People's United Financial		COM			712704105	3836		330394		SOLE		306119			24275
Pepsico					COM			713448108	282		3988		SOLE		3738			250
Philip Morris Intl Inc			COM			718172109	673		7717		SOLE		7717			0
Platinum Group Metals			COM NEW			72765Q205	24		26800		SOLE		26800			0
Procter & Gamble			COM			742718109	1644		26844		SOLE		24725			2119
Quanta Services Inc			COM			74762E106	4531		188240		SOLE		178190			10050
Reed Elsevier				SPONS ADR NEW		758204200	768		33725		SOLE		32125			1600
Streetracks Gold Trust			GOLD SHS		78463V107	452		2910		SOLE		2910			0
Stryker					COM			863667101	4764		86465		SOLE		81230			5235
SunOpta					COM			8676EP108	4307		767670		SOLE		724820			42850
Templeton Global Income			COM			880198106	1137		122971		SOLE		114671			8301
TJX Companies				COM			872540109	4697		109404		SOLE		102764			6640
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1004		12380		SOLE		11630			750
Veolia Environnement			SPONSORED ADR		92334N103	2076		164480		SOLE		156755			7725
Vodafone Plc ADR			SPONS ADR NEW		92857W209	5815		206353		SOLE		194707			11646
W. P. Carey				COM			92930Y107	7900		171630		SOLE		161840			9790
Williams				COM			969457100	4202		145795		SOLE		136590			9205
WPX Energy				COM			98212B103	842		52069		SOLE		48891			3178
ZaZa Energy				COM			98919T100	135		30000		SOLE		30000			0


